Other Operating Income And Expenses (Tables)	6 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Schedule of Other Operating Expenses
Other operating expenses for the first half of 2023 included €1,423 million of expenses related to Regeneron (versus €1,201 million in the first half of 2022), as shown in the table below.

(€ million)	June 30, 2023 (6 months)	June 30, 2022 (6 months)	December 31, 2022 (12 months)
Income & expense related to profit/loss sharing under the Monoclonal Antibody Alliance	(1,449)	(979)	(2,325)
Additional share of profit paid by Regeneron towards development costs	291	97	434
Reimbursement to Regeneron of selling expenses incurred	(260)	(216)	(476)
Total: Monoclonal Antibody Alliance	(1,418)	(1,098)	(2,367)
Immuno-Oncology Alliance	—	36	16
Other (mainly Zaltrap® and Libtayo®)	97	(6)	1,120
Other operating income/(expenses), net related to Regeneron	(1,321)	(1,068)	(1,231)
of which amount presented in “Other operating income”	102	133	1,147